Other disclosures - Valuation techniques (Details) - EUR (€) € in Millions	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 921	€ 1,074
Financial Assets and Liabilities Category | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	97,700		€ 77,139
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	11,707		9,781
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	85,993		67,358
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	59,619		60,995
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,129		1,484
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	57,490		59,511
Financial Assets and Liabilities Category | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,583		6,048
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,583		6,048
Financial Assets and Liabilities Category | Financial assets held for trading, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	124,145		108,230
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	40,627		44,581
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	83,518		63,649
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,902		4,911
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,528		1,530
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,374		3,381
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	91,368		62,069
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,374		2,572
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	88,994		59,497
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	122,560		125,708
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	94,646		103,089
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	27,914		22,619
Financial Assets and Liabilities Category | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,999		7,216
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,999		7,216
Liabilities Under Insurance Contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,246		739
Liabilities Under Insurance Contracts | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0		0
Liabilities Under Insurance Contracts | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 2,246		€ 739